INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
INCOME TAXES
Schedule of United States and foreign income (loss) before income taxes and minority interest
	Years Ended December 31,
	2017	2016	2015
	(in thousands)
United States	$(29,673)	$7,905	$19,717
Foreign	37,917	(6,985)	(51,037)

	$8,244	$920	$(31,320)

Schedule of components of the provision (benefit) for income taxes

	Years Ended December 31,
	2017	2016	2015
	(in thousands)
Current
Federal	$—	$—	$—
State	—	—	—
Foreign	$2,355	$17	(5,193)

Total Current	$2,355	$17	$(5,193)
Deferred
Federal	—	—	—
State	—	—	—
Foreign	(1,092)	771	1,031

Total Deferred	(1,092)	771	1,031

Total	$1,263	$788	$(4,162)

Summary of unrecognized tax benefits

	Years Ended December 31,
	2017	2016	2015
	(in thousands)
Beginning balance-gross unrecognized tax benefits (UTB’s)	$20,137	$22,694	$45,382
Additions based on tax positions related to the current year	—	—	48
Reductions for tax positions related to prior years	—	—	(835)
Lapse of statute of limitations	(1,409)	(2,557)	(21,901)

Ending balance—gross unrecognized tax benefits (“UTB”s)	18,728	20,137	22,694
UTB’s as a credit in deferred taxes	(14,604)	(14,604)	(14,604)
Federal benefit of state taxes	(2,063)	(2,063)	(2,063)

UTB’s that would impact the effective tax rate	$2,061	$3,470	$6,027

Summary of the components of net deferred tax assets

	December 31, 2017	December 31, 2016
	(in thousands)
Deferred Tax Assets
Allowances and reserves	$(9,689)	$(8,969)
Net operating loss carryforwards	165,408	237,393
Tax credit carryforwards	60,807	67,579
Writedown/amortization of intangible assets and goodwill	1,421	5,554
Fixed assets	3,448	5,997
Demo equipment income	4,415	7,357
Other	13,230	16,352

Total Deferred Tax Assets	239,040	331,263
Deferred Tax Liabilities
Prepaid expense	(29)	736
Accrued warranties	663	(92)
Other	(330)	(334)

Total Deferred Tax Liabilities	304	310

Total Net Deferred Tax Assets	$239,344	$331,573

Less: Valuation Allowance	$(236,332)	$(329,523)

Total Net Deferred Tax Assets	3,012	2,050

Schedule of reconciliation of effective income tax amount and the federal statutory amount

	Years Ended December 31,
	2017	2016	2015
	(in thousands)
Federal tax (benefit) at statutory rate	$2,885	$322	$(10,962)
Stock compensation expense	295	463	508
Effect of differences in foreign tax rates	(6,793)	4,475	(1,520)
FIN48 reserve	(1,478)	(2,465)	(7,433)
Change in deferred tax valuation allowance	5,971	(3,015)	14,241
Other	383	1,008	1,004

Total Tax Expense	$1,263	$788	$(4,162)